ACQUISITIONS - Bioceres Crops S.A (Details) $ in Millions	12 Months Ended
Jun. 30, 2019 USD ($)
Bioceres Crops S.A.
Disclosure of detailed information about business combination
Ownership interest acquired	50.00%
Consideration as percentage of royalties	50.00%
Royalties	$ 0.7
Bioceres S.A. | Bioceres Crops S.A.
Disclosure of detailed information about business combination
Proportion of ownership interest in joint operation	50.00%